Impact of Covid-19	6 Months Ended
Mar. 31, 2023
Impact of Covid-19 [Abstract]
IMPACT OF COVID-19

NOTE 21 – IMPACT OF COVID-19

The COVID-19 pandemic continues to spread in China and other parts of the world, and COVID-19 restrictions and controls in China have not been relaxed until the end of 2022. Although the Chinese government has now lifted the restrictions related to COVID-19, the COVID-19 pandemic still has negatively impacted, and may continue to negatively impact, the global economy and disrupt normal business activity, which may have an adverse effect on our results of operations.

The impacts of COVID-19 on our business, financial condition, and results of operations include, but are not limited to, the following:

●	The demand for consumer electronics including TVs, monitors, and entertainment devices has been reduced due to market saturation during the early stages of the pandemic. After Chinese government lifted controls, the situation didn’t get better for a while, as demand shifted to spending on outdoor activities, such as tourism. This has resulted in a decline in our sales and price of display modules during the six months ended March 31, 2023, compared to the same period in previous year.

●	Our credit policy typically requires payment within 30 to 120 days, and payments on the vast majority of our sales have been collected within 45 days. Our average accounts receivable turnover periods were approximately 58 days and 55 days for the six months ended March 31, 2023 and the fiscal years ended September 30 2022, respectively. The slight decrease in the accounts receivable turnover days may be due to the company’s optimized sales process, improved efficiency in order processing, and active collection efforts, which have led to faster collection of sales revenue.

●	For the six months ended March 31, 2023, we were able to repay all our debt and other obligations without taking advantage of any available payment deferral or forbearance term.

●	Our workforce remained stable for the six months ended March 31, 2023. We did not receive government subsidy or take advantage of any government assistance program in relation to the pandemic. We have complied with the various safety measures required by the local government and provided our employees with protective gears and regularly monitor and trace the health condition of our employees. However, we do not believe those safety measures have materially impacted our operation.